PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 8 - PROPERTY, PLANT AND EQUIPMENT, NET:

Property, plant and equipment consist of the following as of December 31, 2023, and 2022:

	Computers	Leasehold improvements	Furniture	Machinery and Equipment	Total
Cost
January 1, 2023	1,092	600	347	1,043	3,082
Additions	113	52	5	65	235
Disposal -SSS sale	(13)	(119)	-	(53)	(185)
December 31, 2023	1,192	533	352	1,055	3,132

Accumulated Depreciation
January 1, 2023	(832)	(262)	(162)	(183)	(1,439)
Additions	(156)	(62)	(29)	(61)	(308)
Disposal -SSS sale	1	34	-	-	35
December 31, 2023	(987)	(290)	(191)	(244)	(1,712)

Net Book value December 31,2023	205	243	161	811	1,420

	Computers	Leasehold improvements	Furniture	Machinery and Equipment	Total
Cost
January 1, 2022	956	477	345	414	2,192
Additions	136	123	2	629	890
December 31, 2022	1,092	600	347	1,043	3,082

Accumulated Depreciation
January 1, 2022	(714)	(212)	(138)	(156)	(1,220)
Additions	(118)	(50)	(24)	(27)	(219)
December 31, 2022	(832)	(262)	(162)	(183)	(1,439)

Net Book value December 31,2022	260	338	185	860	1,643

Depreciation expenses totaled $308 and $219 the year ended December 31, 2023 and December 31, 2022, respectively.